CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES- (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Unrealized losses	$ 4.1	$ 20.3
Continuous unrealized loss	1.2	9.7
Prepaid Expenses and Other Current Assets
Debt Securities, Available-for-sale [Line Items]
Interest receivable	$ 17.8	$ 17.7